OIL AND GAS LEASES (Schedule of Oil and Gas Properties) (Details) (USD $)				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Oil and Gas Properties [Member]	Mar. 31, 2012 Oil and Gas Properties [Member]	Dec. 31, 2012 Oil and Gas Properties [Member]
Oil And Gas Leases [Line Items]
Proved Properties	$ 803,200	$ 803,200	$ 478,200	$ 803,200		$ 803,200
Unproved Properties
Oil and Gas Properties, Gross		1,016,755		803,200		803,200
Accumulated depletion	32,700	24,283		2,873		2,047
Net capitalized costs	1,034,055	992,472	478,200	800,327		801,153
Depletion expense				$ 827